Inventories	3 Months Ended
Jan. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	Inventories

Effective October 31, 2011, the Company expensed approximately $13,500 in raw materials and reclassified and capitalized as machinery and equipment eight of its MIT 1000 Systems that it had carried as finished goods valued at $75,788. A redesigned model of the systems is currently underway and the Company will utilize these eight first generation models as laboratory testing equipment. Commencing November 1, 2011, these systems are being depreciated over an expected useful life of 3 years.